Income Taxes - Schedule of effective income tax expense reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income taxes at statutory rate					$ 81	$ 2,282	$ (4,130)
State taxes					289	306	(1,404)
Transaction costs					0	494	0
Stock-based compensation					464	(628)	0
PPP loan forgiveness					0	(1,387)	0
Federal research and development tax credit					0	(343)	(864)
Valuation allowance						0	(1,419)
Property, plant, and equipment and other adjustments						0	(2,247)
Other, net					227	42	107
Total provision for income taxes	$ 1,673	$ (958)	$ 24,231	$ (5,412)	$ (1,061)	$ (766)	$ 9,957
Percentage of income taxes at statutory rate	21.00%	21.00%	21.00%		21.00%	21.00%	21.00%
Percentage of state taxes					75.50%	2.80%
Percentage of transaction costs					0.00%	4.60%
Percentage of stock-based compensation					121.10%	(5.80%)
Percentage of PPP loan forgiveness					0.00%	(12.80%)
Percentage of federal research and development tax credit					(0.00%)	(3.20%)
Percentage of other, net					59.10%	39.00%
Percentage of total provision for income taxes					276.70%	45.60%